Fair Value Measurements (Details) - Schedule of Assets and Liabilities at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Quoted Prices in Active Markets (Level 1) [Member] | Money Market Funds [Member]
Assets:
Investments held in Trust Account-Money market funds		$ 583,460,070	$ 575,031,742
Quoted Prices in Active Markets (Level 1) [Member] | Public warrants [Member]
Liabilities:
Derivative warrant liabilities	$ 1,804,063	1,293,750	8,912,500
Quoted Prices in Active Markets (Level 1) [Member] | Private placement warrants [Member]
Liabilities:
Derivative warrant liabilities
Significant Other Observable Inputs (Level 2) [Member] | Money Market Funds [Member]
Assets:
Investments held in Trust Account-Money market funds
Significant Other Observable Inputs (Level 2) [Member] | Public warrants [Member]
Liabilities:
Derivative warrant liabilities
Significant Other Observable Inputs (Level 2) [Member] | Private placement warrants [Member]
Liabilities:
Derivative warrant liabilities	1,422,330	1,020,000	7,026,670
Significant Other Unobservable Inputs (Level 3) [Member] | Money Market Funds [Member]
Assets:
Investments held in Trust Account-Money market funds
Significant Other Unobservable Inputs (Level 3) [Member] | Public warrants [Member]
Liabilities:
Derivative warrant liabilities
Significant Other Unobservable Inputs (Level 3) [Member] | Private placement warrants [Member]
Liabilities:
Derivative warrant liabilities